S000093506 [Member] Performance Management - Northern Trust 2030 Inflation-Linked Distributing Ladder ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1-855-353-9383.

Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	flexshares.com
Performance Availability Phone [Text]	1-855-353-9383